Equity (Details) - USD ($)							12 Months Ended
		Jun. 03, 2024	Feb. 05, 2024	Nov. 22, 2023	Aug. 31, 2023	Jun. 17, 2022	Mar. 31, 2024	Mar. 31, 2023
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.01
Stock holders equity note stock split							ratio of 1-for-60 so that every 60 shares issued is combined to 1 share
Issued ordinary shares to DTC			46,040				46,040
Aggregating to ordinary shares			1,607,349
Bid price per share (in Dollars per share)							$ 1
Additional stock issued for employee incentive plan	[1]						666,667
Share issued for employee incentive plan				40,000,000
Ordinary shares sold (in Dollars)							$ 1,000	$ 162,000
Conversion price per share (in Dollars per share)					$ 0.4
Conversion price percentage					85.00%
Conversion floor price (in Dollars)					$ 0.0787
Converted common shares							220,175
Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Principal amount of unsecured senior (in Dollars)		$ 3,888,889
Aggregate purchase price agreement (in Dollars)		$ 3,500,000
Warrants purchase share		830,957
Initial price per share (in Dollars per share)		$ 3.51
Commitment common shares		50,000
Employee Incentive Plan [Member]
Equity [Line Items]
Additional stock issued for employee incentive plan				666,667
Common shares [Member]
Equity [Line Items]
Issuance of ordinary shares							46,040
Price per share (in Dollars per share)					$ 0.01
Maximum [Member]
Equity [Line Items]
Ordinary shares reduced shares			93,679,260
Minimum [Member]
Equity [Line Items]
Ordinary shares reduced shares			1,561,309
Depository Trust Company [Member]
Equity [Line Items]
Issued ordinary shares to DTC			46,040
First Tranche [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Warrants purchase share							305,080
Common shares issued							51,045
First Tranche [Member] | Mast Hill [Member]
Equity [Line Items]
Senior secured promissory note of principal amount (in Dollars)		$ 1,427,778					$ 1,427,778
First Tranche [Member] | Mast Hill [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares							18,357
First Tranche [Member] | FirstFire [Member]
Equity [Line Items]
Senior secured promissory note of principal amount (in Dollars)		$ 238,888.88					$ 238,888.88
First Tranche [Member] | FirstFire [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares							3,071
Second and Third Tranche [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Principal amount of unsecured senior (in Dollars)							$ 951,851.84
Aggregate purchase price agreement (in Dollars)							$ 159,259.26
Warrants purchase share							203,387
Common shares issued							34,029
Second and Third Tranche [Member] | Mast Hill [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares							12,238
Second and Third Tranche [Member] | FirstFire [Member] | Nonadjusting Events After Reporting Period [Member]
Equity [Line Items]
Commitment common shares							2,048
September 2023 Purchases Agreement [Member]
Equity [Line Items]
Ordinary shares sold (in Dollars)					$ 1,004,705
September 2023 Purchases Agreement [Member] | Series A Convertible Preferred Shares [Member]
Equity [Line Items]
Price per share (in Dollars per share)					$ 0.01
Initial Public Offering [Member]
Equity [Line Items]
Price per share (in Dollars per share)						$ 4.75
Gross proceeds (in Dollars)						$ 12,400,000
Public offering shares						2,609,474
Overallotment [Member]
Equity [Line Items]
Price per share (in Dollars per share)						$ 4.75
Gross proceeds (in Dollars)						$ 1,860,000
Public offering shares						391,421

[1]	Reflects a reverse stock split as announced by the Company on February 5, 2024 of its issued and outstanding ordinary shares, par value $0.01 per share at a ratio of 1-for-60 so that every 60 shares issued is combined to 1 share. As a result of the Reverse Split, the Company’s issued and outstanding ordinary shares was reduced from 93,679,260 shares to 1,561,309 shares. Further, the Company issued 46,040 ordinary shares to DTC as part of the reverse stock split, aggregating to 1,607,349 ordinary shares. The issuance of 46,040 ordinary shares to the Depository Trust Company (DTC) was part of a necessary procedural adjustment following the 1-for-60 reverse stock split. The reverse split was executed to meet the minimum bid price requirement for continued listing on the Nasdaq stock exchange and to enhance the perception of our stock’s value among investors. During the reverse stock split process, fractional shares were created due to the 1-for-60 ratio, which could not be issued to individual shareholders. To simplify shareholder accounts and facilitate smooth settlement and trading of the newly adjusted shares, we issued 46,040 ordinary shares directly to the DTC. These shares serve as an adjustment to reconcile the fractional shares and ensure that the post-split share count aligns accurately with DTC’s records for clearing and settlement purposes. The primary purpose of the reverse stock split was to bring the share price in line with Nasdaq’s minimum bid price requirement of $1.00 per share, thereby maintaining compliance and avoiding potential delisting. The split also aimed to reduce the number of outstanding shares, thereby improving the share price and potentially attracting a broader investor base. The issuance of these 46,040 ordinary shares was a necessary step to facilitate the operational and administrative processes of the reverse split, ensuring accurate reflection of the company’s post-split share count for trading and investor transactions.